Supplementary Balance Sheet Information - Balance and Changes in Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Balance at beginning of year	$ 2,893	$ 3,432	$ 3,874
Increase (decrease) during the year	1,174	(206)	485
Bad debt written off	(359)	(333)	(927)
Balance at end of year	$ 3,708	$ 2,893	$ 3,432